VEDDER PRICE                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                   222 NORTH LASALLE STREET
                                   CHICAGO, ILLINOIS 60601-1003
                                   312-609-7500
                                   FACSIMILE: 312-609-5005

                                   A PARTNERSHIP INCLUDING VEDDER, PRICE,
                                   KAUFMAN & KAMMHOLZ, P.C.
                                   WITH OFFICES IN CHICAGO AND NEW YORK CITY

                                   June 16, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  WILLIAM BLAIR FUNDS
          FILE NOS. 33-17463 AND 811-5344

To The Commission:

     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated June 15, 2000 and Statement of Additional Information dated June 15, 2000 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                                 Very truly yours,



                                                 /s/Byron F. Bowman
                                                 ------------------
                                                 Byron F. Bowman

BFB/sp